Share Incentive Plan - Summary of Option Activity (Details) - Employee Stock Option - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding beginning balance	31,550
Number of shares, Granted	0
Number of shares, Outstanding ending balance	31,550	31,550
Weighted-average exercise price, Outstanding beginning balance	¥ 560.95
Weighted-average exercise price, Outstanding ending balance	¥ 560.95	¥ 560.95
Weighted-average remaining contractual term, Outstanding	3 years 9 months 21 days	4 years 9 months 21 days
Weighted average grant date fair value, Outstanding beginning balance	¥ 271.9
Weighted average grant date fair value, Outstanding ending balance	¥ 271.9	¥ 271.9